CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (4,107)	$ 22,082	$ 18,996
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	12,832	11,120	9,331
Depreciation and amortization of property and equipment	14,933	9,168	7,012
Amortization of intangible assets	3,069	3,448	3,432
Amortization of land use right	516	72	30
Provision of allowance for doubtful accounts	1,254	209	2,438
Loss on equity method investments	363	637	565
Loss on disposal of property and equipment	253	208	313
Changes in fair value of contingent consideration in connection with business combinations	252	1,118	4,969
Changes in fair value of convertible notes derivatives			(2,832)
Imputed interest expense in connection with convertible notes			654
Preexisting contract loss	4,106
Changes in operating assets and liabilities:
Accounts receivable	(46,143)	(47,135)	(46,447)
Prepaid expenses and other current assets	(12,358)	1,693	(7,685)
Payment for land use right			(3,273)
Amounts due from related parties	(90)	(2,116)	1,043
Deferred tax assets	(1,013)	51	(779)
Accounts payable	4,501	1,458	1,607
Deferred revenue	9,138	1,028	3,137
Accrued expenses and other current liabilities	14,407	3,395	7,419
Income tax payable	2,546	4,242	1,368
Amounts due to related parties	8	(86)	(899)
Deferred tax liabilities	(627)	(655)	(862)
Net cash (used in) provided by operating activities	3,840	9,937	(463)
Cash flows from investing activities:
Purchase of property and equipment	(40,047)	(20,560)	(44,312)
Purchase of intangible assets	(99)		(107)
Payments for business acquisitions	(50,556)	(2,155)	(5,022)
Proceeds from sales of long term investment		2,413	270
Payments for long term investments	(1,572)	(1,532)	(12,036)
Consideration paid for acquiring of noncontrolling interest		(9)
Restricted cash	(2,667)	(7,161)	1,374
Net cash used in investing activities	(94,941)	(29,004)	(59,833)
Cash flows from financing activities:
Payment of offering cost in connection with the issuance of ordinary shares			(1,485)
Proceeds from exercise of options	597	1,874	4,031
Proceeds from sale of ordinary shares			211
Proceeds from short term borrowings	125,325	53,486	14,941
Proceeds from long term borrowings	17,332
Payment of short term borrowings	(64,123)	(15,199)	(37,627)
Deferred and contingent consideration paid for business acquisitions	(5,651)	(5,677)	(2,184)
Capital contribution from noncontrolling interest shareholder	4,846	436	350
Net cash (used in) provided by financing activities	78,326	34,920	(21,763)
Effect of exchange rate changes	1,013	(452)	2,175
Net (decrease) increase in cash and cash equivalents	(11,762)	15,401	(79,884)
Cash and cash equivalents at beginning of year	116,597	101,196	181,080
Cash and cash equivalents at end of year	104,835	116,597	101,196
Supplemental disclosure of cash flow information:
Income taxes paid	958	749	235
Interest paid	8,813	1,885	889
Supplemental schedule of non-cash activities:
Conversion of convertible notes to ordinary shares			27,237
Payment of acquisition of Ruantong Xutian by swapped of construction related accounts payable	546
Change in payable for purchase of property and equipment	$ 6,614	$ (1,849)	$ 651